INTANGIBLE ASSETS AND GOODWILL	3 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL	[1] Prior period comparatives have been reclassified to conform with the current period presentationINTANGIBLE ASSETS AND GOODWILL
The following table summarizes the movement in the net book value of intangible assets, excluding goodwill for the three-month period ended March 31:

	2026	2025[1]

Balance as of January 1	363	283

Acquisitions*	82	—
Additions	26	9
Transfer and reclassification	—	1
Amortization	(20)	(13)
Translation adjustment	(11)	3

Balance as of March 31	440	283
*This includes identifiable intangible assets recognized during the period comprising: green tariff rights for US$2 (SUNVIN11), customer relationships US$61, brand and trademarks US$12 and software US$4 (Tabletki Group) and US$3 relating to customer relationships recognized in the Shtorm acquisition (see Note 5)
The movements in goodwill for the Group, for the three-month period ended March 31, 2026, by cash generating unit ("CGU")
are presented below:

CGU: Kyivstar	2026	2025

Balance as of January 1	21	14
Acquisitions	86	—
Measurement period adjustment	(3)	—
Translation adjustment	(1)	—
Balance as of March 31	103	14

CGU: Uklon	2026	2025

Balance as of January 1	107	—
Translation adjustment	(4)	—
Balance as of March 31	103	—
*For acquisitions, refer to Note 5 for further details.
Goodwill is tested for impairment annually at September 30, or when circumstances indicate the carrying value may be impaired.
The Company's impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.
The Company considers, amongst other things, the relationship between its market capitalization and its book value, as well as the weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods. Refer to the table above for an overview of the carrying value of goodwill.
Impairment losses
The Company did not identify any indicators of impairment during the three-month periods ended March 31, 2026, and 2025.
Based on the analysis performed, no impairment was identified for any CGUs.